Income taxes - Deferred Income Taxes on Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Deferred tax assets	$ 4,336	$ 17,172
Deferred tax liabilities	(151,921)	(61,704)
Net deferred tax assets (liabilities)	$ (147,585)	$ (44,532)	$ (58,064)